Employee Benefit Plans and Postretirement Benefits - Summary of Fair Value of Plan Assets by Asset Category and Level Within Fair Value Hierarchy (Detail) - USD ($) $ in Millions		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		$ 2,439	$ 2,585
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		352	342
Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		1,232	1,545
Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		817	678
Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		38	20
U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		308	305
U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		474	504
Non-U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		353	611
Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		87	112
Mortgage backed securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			1
Other Fixed Income Securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		10	12
Mutual funds [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	[1]	682	537
Insurance contracts [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		135	133
Other [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	[2]		8
US [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		1,139	1,182	$ 1,295
US [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		352	53
Non-US [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			289
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		335	335
Level 1 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		15	15
Level 1 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		318	319
Level 1 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		2	1
Level 1 [Member] | U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		305	302
Level 1 [Member] | Non-U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		13	17
Level 1 [Member] | US [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		15	15
Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		1,969	2,117
Level 2 [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		337	327
Level 2 [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		914	1,226
Level 2 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		682	545
Level 2 [Member] | Cash [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		36	19
Level 2 [Member] | U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		3	3
Level 2 [Member] | U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		474	504
Level 2 [Member] | Non-U.S. government bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		340	594
Level 2 [Member] | Non-U.S. corporate bonds [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		87	112
Level 2 [Member] | Mortgage backed securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			1
Level 2 [Member] | Other Fixed Income Securities [Member] | Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		10	12
Level 2 [Member] | Mutual funds [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	[1]	682	537
Level 2 [Member] | Other [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category	[2]		8
Level 2 [Member] | US [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		337	38
Level 2 [Member] | Non-US [Member] | Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category			289
Level 3 [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		135	133
Level 3 [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		135	133
Level 3 [Member] | Insurance contracts [Member] | Other types of investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets by asset category		$ 135	$ 133	$ 125

[1]	This category includes mutual funds, which primarily invest in non-U.S. equities and non-U.S. corporate bonds.
[2]	This category includes primarily commingled funds, which invest in both U.S. and non-U.S. equity securities.